Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Internally developed software	401,236	466,431
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	146,701	146,701
Brand	12,100	26,400
Technology	19,500	19,500
Accumulated amortization	(285,507)	(369,306)

Intangible assets, net	310,724	306,420

Amortization expenses for intangible assets were RMB70,414, RMB73,824 and RMB83,799 for the years ended December 31, 2021, 2022 and 2023, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB71,410, RMB54,968, RMB 20,143, RMB 18,084 and RMB 17,299, respectively.